Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	(34.00%)	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(5.00%)	(5.00%)	(5.20%)
Research and development tax credit carryforwards	(4.40%)	(5.50%)	(7.80%)
Expiration of state net operating loss carryforwards		2.40%	0.80%
Non-deductible expenses	1.20%	1.10%	0.50%
Change in deferred tax asset valuation allowance	42.20%	41.00%	45.70%
Effective income tax rate	0.00%	0.00%	0.00%